UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Global Stock Fund International Stock Fund Dreyfus U.S. Equity Fund Dreyfus Select Managers Small Cap Value Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Global Stock Fund, covering the 6-month period from December 1, 2008, through May 31, 2009.

The international equities markets went on a wild ride over the reporting period, with stocks in most markets plummeting during the fall of 2008 and rebounding strongly in the spring of 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news, including rising unemployment and economic contraction in many regions of the world. Yet, the market rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final three months of the reporting period.

These enormous swings leave investors to wonder if the market is forecasting sustainable economic improvement, or could this be a bear market rally where stocks reach such depressed levels that even the slightest hint of good news lifts prices. We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, Global Stock Fund’s Class A shares produced a return of 18.79%, Class C shares returned 18.35% and Class I shares returned 19.10%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”), produced a 10.26% return over the same period.2

Global equity markets proved highly volatile over the reporting period, as steep declines stemming from a global recession and banking crisis early in the reporting period were largely offset by a sustained rally in the spring of 2009.The fund produced higher returns than its benchmark, primarily due to its focus on companies that we believed were prepared to weather the downturn successfully.

The Fund’s Investment Approach

The fund seeks long-term total return by investing in stocks of companies with any market capitalization that are located in the world’s developed markets. When selecting stocks, we seek companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection through extensive fundamental research. We first select candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, cost and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Late Market Rally Offset Earlier Slump

Global stock markets fell sharply over the first half of the reporting period, adding to earlier declines in the wake of the escalation of an ongoing credit crisis and the failures of some of the world’s major financial institutions.The market’s credit-related struggles were intensified by a deepening global recession as unemployment rates surged, housing markets struggled and consumer confidence plunged throughout the world.

The recession and banking crisis were addressed aggressively by government and monetary authorities,as central banks reduced interest rates and injected liquidity into their financial systems, and government officials rescued a number of troubled corporations while enacting legislation to stimulate their economies.These measures bolstered investor sentiment, and most markets rallied strongly over the reporting period’s second half. While some analysts reportedly have identified “green shoots” of incipient economic recovery, we have yet to see actual evidence of a sustainable rebound.

Defensive Posture Helped Fuel Outperformance

When the downturn intensified in the months before the start of the reporting period, we adopted a more defensive investment posture, emphasizing companies that appeared poised to survive a deep and prolonged recession. Consequently, our bottom-up approach to security selection proved to be a greater driver of the fund’s outperformance to its benchmark than our country or sector allocation strategies. Indeed, the fund experienced greater turnover of individual holdings during the reporting period than has historically been the norm, as we took advantage of opportunities to purchase shares of fundamentally strong companies at what we regarded as attractively low prices.

The fund received especially positive contributions to performance from the energy and industrials sectors.Most notably,China National Offshore Oil Corporation reported rising sales and earnings as it boosted production through the use of enhanced oil recovery techniques in mature fields in Bohai Bay. Canadian oil producer Suncor Energy gained value after announcing a planned merger with PetroCanada.Swiss industrial services conglomerate SGS encountered robust demand for its environmental, energy and cargo inspection services despite the slowing global economy.

4

The fund also benefited from relatively light exposure to the troubled financial services industry, which continued to struggle during the reporting period.

Although disappointments proved relatively mild over the past six months, some fund holdings lagged market averages. Hong Kong power utility CLP Holdings and U.S. health care giant Johnson & Johnson’s stock prices faltered when investors turned toward less defensive companies as the market rallied. U.S.-based medical equipment maker C. R. Bard suffered a mild setback due to adverse foreign currency exchange rates and inventory reductions by distributors.

Positioned for a Prolonged Downturn

In our view, the global economy and banking system must address a number of issues before they can stage sustained and robust recoveries. Still, the financial markets are flowing more smoothly, as evidenced by improved liquidity and record securities issuance, and monetary policies throughout the world have been highly stimulative.Therefore, barring unexpected shocks, we expect meaningful signs of economic recovery to emerge over the next year. In the meantime, we remain watchful for bouts of renewed volatility in global equity markets.

Although we have maintained a fully invested posture, we have continued to focus on fundamentally strong businesses with the ability to weather the economic storm. In our judgment, such companies are likely to prosper during an eventual global economic rebound.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 8.02	$ 11.92	$ 5.63
Ending value (after expenses)	$1,187.90	$1,183.50	$1,191.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.39	$ 11.00	$ 5.19
Ending value (after expenses)	$1,017.60	$1,014.01	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of 1.47% for Class A, 2.19% for Class C and 1.03%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2009 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
Australia—2.1%
Woodside Petroleum	110,000	3,837,730
Brazil—2.1%
Petroleo Brasileiro (Preferred), ADR	110,000	3,846,700
Canada—2.1%
Suncor Energy	112,000	3,923,975
France—6.7%
Cie Generale d’Optique Essilor International	76,000	3,501,175
Danone	62,000	3,089,297
L’Oreal	45,000	3,557,839
LVMH Moet Hennessy Louis Vuitton	26,500	2,203,115
		12,351,426
Germany—1.4%
Adidas	68,000	2,488,251
Hong Kong—9.5%
China Mobile	325,000	3,184,315
CLP Holdings	540,000	3,635,358
CNOOC	2,710,000	3,582,608
Hong Kong & China Gas	1,700,050	3,437,583
Hutchison Whampoa	520,000	3,657,040
		17,496,904
Japan—20.3%
Canon	107,000	3,552,425
Chugai Pharmaceutical	192,000	3,506,815
Daikin Industries	98,000	3,029,448
Denso	108,000	2,593,538
Fanuc	45,000	3,636,516
Honda Motor	88,000	2,554,477
HOYA	180,000	3,770,939
Keyence	13,070	2,728,449
Mitsubishi Estate	210,000	3,462,912
Nintendo	12,500	3,395,917
Shin-Etsu Chemical	60,000	3,148,097
Takeda Pharmaceutical	46,000	1,824,306
		37,203,839

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Spain—1.3%
Inditex	53,000	2,391,995
Sweden—1.4%
Hennes & Mauritz, Cl. B	55,000	2,626,946
Switzerland—8.0%
Alcon	33,500	3,634,750
Nestle	90,000	3,270,465
Nobel Biocare Holding	45,000	1,044,072
Novartis	85,000	3,398,406
SGS	2,700	3,379,576
		14,727,269
United Kingdom—7.8%
BG Group	197,000	3,610,243
Reckitt Benckiser Group	77,000	3,340,188
Tesco	635,000	3,762,497
WM Morrison Supermarkets	910,000	3,567,564
		14,280,492
United States—34.5%
Abbott Laboratories	74,000	3,334,440
Amphenol, Cl. A	85,000	2,838,150
Anadarko Petroleum	59,800	2,857,244
Automatic Data Processing	90,000	3,420,900
C.R. Bard	43,000	3,074,070
Cisco Systems	195,000 [a]	3,607,500
Donaldson	88,000	2,964,720
EOG Resources	20,500	1,500,395
Fastenal	105,000	3,488,100
FLIR Systems	67,000 [a]	1,504,820
Gilead Sciences	73,000 [a]	3,146,300
Helmerich & Payne	48,000	1,678,560
Intel	230,000	3,615,600
Johnson & Johnson	59,500	3,282,020
Medtronic	100,000	3,435,000
Microsoft	145,000	3,029,050
Oracle	170,000	3,330,300
Schlumberger	67,000	3,834,410
SYSCO	130,000	3,114,800

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Wal-Mart Stores	64,000	3,183,360
Walgreen	100,000	2,979,000
		63,218,739
Total Common Stocks
(cost $181,600,202)		178,394,266

Other Investment—5.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,500,000)	10,500,000 [b]	10,500,000

Total Investments (cost $192,100,202)	102.9%	188,894,266
Liabilities, Less Cash and Receivables	(2.9%)	(5,429,687)
Net Assets	100.0%	183,464,579

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	18.0	Consumer Services	11.8
Technology	17.3	Energy Services	6.9
Consumer Goods	14.5	Money Market Investment	5.7
Industrials	14.2	Financial Services	1.9
Energy	12.6		102.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		181,600,202	178,394,266
Affiliated issuers		10,500,000	10,500,000
Cash			1,833,856
Cash denominated in foreign currencies		314,203	317,478
Receivable for shares of Common Stock subscribed			1,245,149
Dividends and interest receivable			623,301
Unrealized appreciation on forward
currency exchange contracts—Note 4			61,343
Prepaid expenses			18,909
			192,994,302
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			152,246
Payable for investment securities purchased			9,046,165
Payable for shares of Common Stock redeemed			301,535
Unrealized depreciation on forward
currency exchange contracts—Note 4			173
Accrued expenses			29,604
			9,529,723
Net Assets ($)			183,464,579
Composition of Net Assets ($):
Paid-in capital			188,078,387
Accumulated undistributed investment income—net			1,237,679
Accumulated net realized gain (loss) on investments			(2,716,952)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(3,134,535)
Net Assets ($)			183,464,579

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,710,089	1,107,112	177,647,378
Shares Outstanding	446,186	105,930	16,682,315
Net Asset Value Per Share ($)	10.56	10.45	10.65

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $164,012 foreign taxes withheld at source):
Unaffiliated issuers	1,896,891
Affiliated issuers	6,257
Total Income	1,903,148
Expenses:
Management fee—Note 3(a)	499,940
Custodian fees—Note 3(c)	34,492
Registration fees	24,603
Professional fees	20,370
Shareholder servicing costs—Note 3(c)	11,220
Directors’ fees and expenses—Note 3(d)	6,222
Distribution fees—Note 3(b)	3,565
Prospectus and shareholders’ reports	2,464
Loan commitment fees—Note 2	1,388
Miscellaneous	14,716
Total Expenses	618,980
Less—reduction in management fee
due to undertaking—Note 3(a)	(751)
Less—reduction in fees due to
earnings credits—Note 1(c)	(156)
Net Expenses	618,073
Investment Income—Net	1,285,075
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	227,253
Net realized gain (loss) on forward currency exchange contracts	111,115
Net Realized Gain (Loss)	338,368
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	24,240,729
Net Realized and Unrealized Gain (Loss) on Investments	24,579,097
Net Increase in Net Assets Resulting from Operations	25,864,172

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Operations ($):
Investment income—net	1,285,075	403,184
Net realized gain (loss) on investments	338,368	(3,045,027)
Net unrealized appreciation
(depreciation) on investments	24,240,729	(28,940,818)
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,864,172	(31,582,661)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,168)	(27,511)
Class I Shares	(425,048)	(28,974)
Class T Shares	—	(3,780)
Net realized gain on investments:
Class A Shares	—	(32,829)
Class C Shares	—	(6,537)
Class I Shares	—	(141,854)
Class T Shares	—	(977)
Total Dividends	(433,216)	(242,462)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,577,817	2,942,601
Class C Shares	426,247	710,293
Class I Shares	102,306,534	99,572,506
Class T Shares	—	14,577
Dividends reinvested:
Class A Shares	5,829	31,182
Class C Shares	—	2,391
Class I Shares	166,872	55,509
Class T Shares	—	1,091
Cost of shares redeemed:
Class A Shares	(818,377)	(3,134,493)
Class C Shares	(168,138)	(551,272)
Class I Shares	(22,143,173)	(15,506,813)
Class T Shares	(18,311)	(157,167)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	81,335,300	83,980,405
Total Increase (Decrease) in Net Assets	106,766,256	52,155,282
Net Assets ($):
Beginning of Period	76,698,323	24,543,041
End of Period	183,464,579	76,698,323
Undistributed investment income—net	1,237,679	385,820

12

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Capital Share Transactions:
Class Ab
Shares sold	162,263	247,015
Shares issued for dividends reinvested	628	2,337
Shares redeemed	(90,522)	(249,183)
Net Increase (Decrease) in Shares Outstanding	72,369	169
Class C
Shares sold	46,708	57,651
Shares issued for dividends reinvested	—	180
Shares redeemed	(19,472)	(46,966)
Net Increase (Decrease) in Shares Outstanding	27,236	10,865
Class I
Shares sold	11,027,861	8,380,761
Shares issued for dividends reinvested	17,847	4,168
Shares redeemed	(2,442,902)	(1,635,811)
Net Increase (Decrease) in Shares Outstanding	8,602,806	6,749,118
Class Tb
Shares sold	—	1,126
Shares issued for dividends reinvested	—	94
Shares redeemed	(2,220)	(11,720)
Net Increase (Decrease) in Shares Outstanding	(2,220)	(10,500)

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 2,220 Class T shares representing $18,311 were automatically converted to 2,026 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class A Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	8.91	13.73	12.50
Investment Operations:
Investment income—net[b]	.06	.05	.04
Net realized and unrealized
gain (loss) on investments	1.61	(4.70)	1.19
Total from Investment Operations	1.67	(4.65)	1.23
Distributions:
Dividends from investment income—net	(.02)	(.08)	—
Dividends from net realized
gain on investments	—	(.09)	—
Total Distributions	(.02)	(.17)	—
Net asset value, end of period	10.56	8.91	13.73
Total Return (%)[c]	18.79[d]	(34.32)	9.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48[e]	1.59	2.40[e]
Ratio of net expenses to average net assets	1.47[e]	1.47	1.46[e]
Ratio of net investment income
to average net assets	1.40[e]	.44	.29[e]
Portfolio Turnover Rate	5.94[d]	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	4,710	3,329	5,132

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class C Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	8.83	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.03	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	1.59	(4.68)	1.20
Total from Investment Operations	1.62	(4.72)	1.14
Distributions:
Dividends from net realized
gain on investments	—	(.09)	—
Net asset value, end of period	10.45	8.83	13.64
Total Return (%)[c]	18.35[d]	(34.82)	9.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[e]	2.36	3.16[e]
Ratio of net expenses to average net assets	2.19[e]	2.22	2.20[e]
Ratio of net investment income
(loss) to average net assets	.70[e]	(.29)	(.46)[e]
Portfolio Turnover Rate	5.94[d]	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	1,107	695	925

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class I Shares	(Unaudited)	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	8.99	13.76	12.50
Investment Operations:
Investment income—net[c]	.10	.10	.07
Net realized and unrealized
gain (loss) on investments	1.61	(4.76)	1.19
Total from Investment Operations	1.71	(4.66)	1.26
Distributions:
Dividends from investment income—net	(.05)	(.02)	—
Dividends from net realized
gain on investments	—	(.09)	—
Total Distributions	(.05)	(.11)	—
Net asset value, end of period	10.65	8.99	13.76
Total Return (%)	19.10[d]	(34.12)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[e]	1.17	2.05[e]
Ratio of net expenses to average net assets	1.03[e,f]	1.15	1.18[e]
Ratio of net investment income
to average net assets	2.22[e]	.83	.58[e]
Portfolio Turnover Rate	5.94[d]	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	177,647	72,656	18,312

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective seeks long-term total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggre-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or

18

official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a for eign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors Fair valuing of securities may be determined with the assistance of pricing service using calculations based on indices of domestic securi ties and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: funda mental analytical data, the nature and duration of restrictions on dis position, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in sim ilar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign cur rencies are translated to U.S. dollars at the prevailing rates of exchange Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements

Various inputs are used in determining the value of the fund’s invest ments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	81,200,189	107,694,077	—	188,894,266
Other Financial
Instruments†	—	61,343	—	61,343
Liabilities ($)
Other Financial
Instruments†	—	(173)	—	(173)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years for the two-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $955,153 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: ordinary income $242,462. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

22

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended May 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $751 during the period ended May 31, 2009.

During the period ended May 31, 2009, the Distributor retained $710 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended May 31, 2009, Class C and Class T shares were charged $3,557 and $8, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class C and Class T shares were charged $4,450, $1,185 and $8, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $2,126 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $156 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $34,492 pursuant to the custody agreement.

24

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $124,021, Rule 12b-1 distribution plan fees $687, shareholder services plan fees $1,124, custodian fees $25,029, chief compliance officer fees $1,150 and transfer agency per account fees $879,which are offset against an expense reimbursement currently in effect in the amount of $644.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2009, amounted to $85,236,683 and $6,742,923, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Forward Foreign Currency Exchange Contracts:The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an invest-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at May 31, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
expiring 6/2/2009	561,265	790,148	793,464	3,316
Hong Kong Dollar,
expiring 6/2/2009	8,326,695	1,074,273	1,074,100	(173)
Japanese Yen,
expiring 6/2/2009	334,772,376	3,455,537	3,513,564	58,027
Gross unrealized
appreciation				61,343
Gross unrealized
depreciation				(173)

At May 31, 2009, accumulated net unrealized depreciation on investments was $3,205,936, consisting of $6,641,208 gross unrealized appreciation and $9,847,144 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International Stock Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for International Stock Fund, covering the 6-month period from December 1, 2008, through May 31, 2009.

The international equities markets went on a wild ride over the reporting period, with stocks in most markets plummeting during the fall of 2008 and rebounding strongly in the spring of 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news, including rising unemployment and economic contraction in many regions of the world. Yet, the market rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final three months of the reporting period.

These enormous swings leave investors to wonder if the market is forecasting sustainable economic improvement, or could this be a bear market rally where stocks reach such depressed levels that even the slightest hint of good news lifts prices. We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, International Stock Fund’s Class A shares produced a return of 24.65%, Class C shares returned 24.15% and Class I shares returned 24.85%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index”), produced a 15.10% return over the same period.2

International equity markets proved highly volatile over the reporting period, as steep declines stemming from a global recession and banking crisis early in the reporting period were largely offset by a sustained rally in the spring of 2009.The fund produced higher returns than its benchmark, primarily due to its focus on companies that we believed were prepared to weather the downturn successfully.

The Fund’s Investment Approach

The fund seeks long-term total return by investing in stocks of companies with any market capitalization that are located in the world’s developed markets outside of the United States.When selecting stocks, we seek companies with fundamental strengths that indicate the potential for sustainable growth.Walter Scott focuses on individual stock selection through extensive fundamental research.We first select candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, cost and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

Late Market Rally Offset Earlier Slump

International stock markets fell sharply over the first half of the reporting period, adding to earlier declines in the wake of the escala-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tion of an ongoing credit crisis and the failures of some of the world’s major financial institutions.The market’s credit-related struggles were intensified by a deepening global recession as unemployment rates surged, housing markets struggled and consumer confidence plunged throughout the world.

The recession and banking crisis were addressed aggressively by government and monetary authorities, as central banks reduced interest rates and injected liquidity into their financial systems, and government officials rescued a number of troubled corporations while enacting legislation to stimulate their economies. These measures bolstered investor sentiment, and most markets rallied strongly over the reporting period’s second half. While some analysts reportedly have identified “green shoots” of incipient economic recovery, we have yet to see actual evidence of a sustainable rebound.

Defensive Posture Helped Fuel Outperformance

When the downturn intensified in the months before the start of the reporting period, we adopted a more defensive investment posture, emphasizing companies that appeared poised to survive a deep and prolonged recession. Consequently, our bottom-up approach to security selection proved to be a greater driver of the fund’s outperformance to its benchmark than our country or sector allocation strategies. Indeed, the fund experienced greater turnover of individual holdings during the reporting period than has historically been the norm, as we took advantage of opportunities to purchase shares of fundamentally strong companies at what we regarded as attractively low prices.

The fund received especially positive contributions to performance from a variety of market sectors. Most notably, China National Offshore Oil Corporation reported rising earnings as it boosted production using enhanced oil recovery techniques. British clothier Burberry Group saw revenues and profits rise due to skillful management of brand strategies, inventory and cost controls in a challenging retail environment. Swiss industrial services conglomerate SGS encountered robust demand for its environmental, energy and cargo inspection services despite the slowing global economy.The fund also benefited from relatively light exposure to the troubled financial services industry, which continued to struggle during the reporting period.

4

Although disappointments proved relatively mild over the past six months, some fund holdings lagged market averages. Swiss food giant Nestlé’s stock price faltered when investors turned toward less defensive companies as the market rallied. Japanese apparel retailer Shimamura encountered falling profits as consumers reduced spending on discretionary purchases. Similarly, French cosmetics seller L’Oreal reported disappointing quarterly sales growth as the company’s luxury division was hard-hit in the economic downturn.

Positioned for a Prolonged Downturn

In our view, the global economy and banking system must address a number of issues before they can stage sustained and robust recoveries. Still, the financial markets are flowing more smoothly, as evidenced by improved liquidity and record securities issuance, and monetary policies throughout the world have been highly stimulative.Therefore, barring unexpected shocks, we expect meaningful signs of economic recovery to emerge over the next year. In the meantime, we remain watchful for bouts of renewed volatility in international equity markets.

Although we have maintained a fully invested posture, we have continued to focus on fundamentally strong businesses with the ability to weather the economic storm. In our judgment, such companies are likely to prosper during an eventual economic rebound.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 8.35	$ 12.57	$ 6.05
Ending value (after expenses)	$1,246.50	$1,241.50	$1,248.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.49	$ 11.30	$ 5.44
Ending value (after expenses)	$1,017.50	$1,013.71	$1,019.55

† Expenses are equal to the fund’s annualized expense ratio of 1.49% for Class A, 2.25% for Class C and 1.08% for Class I , multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Common Stocks—93.1%	Shares	Value ($)
Australia—2.2%
Woodside Petroleum	131,735	4,596,030
Belgium—1.9%
Colruyt	16,500	3,889,026
Brazil—2.1%
Petroleo Brasileiro (Preferred), ADR	123,000	4,301,310
Canada—2.0%
Suncor Energy	121,000	4,239,295
France—6.7%
Cie Generale d’Optique Essilor International	87,000	4,007,924
Danone	68,000	3,388,262
L’Oreal	52,000	4,111,281
LVMH Moet Hennessy Louis Vuitton	31,000	2,577,229
		14,084,696
Germany—3.8%
Adidas	108,000	3,951,928
SAP	92,000	3,960,656
		7,912,584
Hong Kong—9.8%
China Mobile	426,000	4,173,902
CLP Holdings	600,000	4,039,287
CNOOC	3,200,000	4,230,386
Hong Kong & China Gas	2,030,550	4,105,870
Hutchison Whampoa	555,000	3,903,187
		20,452,632
Japan—32.8%
AEON Mall	250,000	4,281,383
Canon	124,000	4,116,829
Chugai Pharmaceutical	220,000	4,018,225
Daikin Industries	130,000	4,018,655
Daito Trust Construction	68,000	3,086,716
Denso	130,000	3,121,851
Fanuc	50,000	4,040,574
Hirose Electric	28,000	3,123,216
Honda Motor	94,000	2,728,645
HOYA	210,000	4,399,428

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
INPEX	290	2,363,331
Keyence	20,000	4,175,133
Komatsu	260,000	3,797,645
Mitsubishi Estate	250,000	4,122,514
Nintendo	15,300	4,156,602
Secom	49,000	2,042,100
Shimamura	20,500	1,585,294
Shin-Etsu Chemical	79,000	4,144,994
Takeda Pharmaceutical	96,000	3,807,248
Tokio Marine Holdings	51,000	1,504,131
		68,634,514
Mexico—1.9%
America Movil, ADR, Ser. L	103,000	3,947,990
Singapore—.9%
DBS Group Holdings	217,500	1,781,141
Spain—1.4%
Inditex	67,000	3,023,843
Sweden—2.7%
Hennes & Mauritz, Cl. B	61,000	2,913,522
Telefonaktiebolaget LM Ericsson, Cl. B	286,000	2,666,612
		5,580,134
Switzerland—10.1%
Alcon	39,000	4,231,500
Nestle	104,000	3,779,204
Nobel Biocare Holding	110,000	2,552,177
Novartis	96,000	3,838,199
Roche Holding	19,000	2,757,846
SGS	3,200	4,005,423
		21,164,349
United Kingdom—14.8%
BG Group	235,000	4,306,635
Burberry Group	680,000	4,246,268
Cairn Energy	52,500 [a]	2,133,767
Centrica	1,020,000	4,062,677

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Reckitt Benckiser Group	92,000	3,990,874
Smith & Nephew	560,000	4,084,285
Tesco	710,000	4,206,887
WM Morrison Supermarkets	1,020,000	3,998,808
		31,030,201
Total Common Stocks
(cost $206,537,109)		194,637,745

Other Investment—5.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $11,180,000)	11,180,000 [b]	11,180,000

Total Investments (cost $217,717,109)	98.4%	205,817,745
Cash and Receivables (Net)	1.6%	3,364,421
Net Assets	100.0%	209,182,166

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	18.7	Consumer Services	12.4
Health Care	14.0	Energy Services	5.9
Industrials	13.4	Money Market Investment	5.3
Technology	12.6	Financial Services	3.6
Energy	12.5		98.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		206,537,109	194,637,745
Affiliated issuers		11,180,000	11,180,000
Cash			11,043,774
Cash denominated in foreign currencies		409,234	414,325
Dividends and interest receivable			1,029,355
Receivable for shares of Common Stock subscribed			621,989
Unrealized appreciation on forward currency
exchange contracts—Note 4			83,176
Prepaid expenses			20,580
			219,030,944
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			181,617
Payable for investment securities purchased			9,627,915
Payable for shares of Common Stock redeemed			9,000
Unrealized depreciation on forward
currency exchange contracts—Note 4			363
Accrued expenses			29,883
			9,848,778
Net Assets ($)			209,182,166
Composition of Net Assets ($):
Paid-in capital			238,906,309
Accumulated undistributed investment income—net			1,703,202
Accumulated net realized gain (loss) on investments			(19,622,877)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(11,804,468)
Net Assets ($)			209,182,166

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	4,858,922	539,602	203,783,642
Shares Outstanding	466,926	52,277	19,518,259
Net Asset Value Per Share ($)	10.41	10.32	10.44

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $252,193 foreign taxes withheld at source):
Unaffiliated issuers	2,473,148
Affiliated issuers	6,419
Total Income	2,479,567
Expenses:
Management fee—Note 3(a)	585,733
Custodian fees—Note 3(c)	82,395
Professional fees	21,891
Registration fees	20,880
Directors’ fees and expenses—Note 3(d)	7,612
Shareholder servicing costs—Note 3(c)	6,811
Interest expense—Note 2	2,706
Loan commitment fees—Note 2	2,472
Prospectus and shareholders’ reports	2,341
Distribution fees—Note 3(b)	1,349
Miscellaneous	20,401
Total Expenses	754,591
Less—reduction in management fee due to undertaking—Note 3(a)	(1,225)
Less—reduction in fees due to earnings credits—Note 1(c)	(109)
Net Expenses	753,257
Investment Income—Net	1,726,310
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency tranactions	(12,243,292)
Net realized gain (loss) on forward currency exchange contracts	(841,642)
Net Realized Gain (Loss)	(13,084,934)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	46,673,837
Net Realized and Unrealized Gain (Loss) on Investments	33,588,903
Net Increase in Net Assets Resulting from Operations	35,315,213

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Operations ($):
Investment income—net	1,726,310	1,409,429
Net realized gain (loss) on investments	(13,084,934)	(6,498,083)
Net unrealized appreciation
(depreciation) on investments	46,673,837	(63,728,113)
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,315,213	(68,816,767)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(14,326)	(2,703)
Class C Shares	(315)	—
Class I Shares	(1,438,410)	(297,622)
Class T Shares	(959)	—
Net realized gain on investments:
Class A Shares	—	(9,236)
Class C Shares	—	(2,680)
Class I Shares	—	(421,833)
Class T Shares	—	(82)
Total Dividends	(1,454,010)	(734,156)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,329,987	1,019,761
Class C Shares	297,786	140,622
Class I Shares	108,771,474	154,993,986
Class T Shares	—	69,887
Dividends reinvested:
Class A Shares	13,684	11,178
Class C Shares	233	993
Class I Shares	430,172	383,949
Class T Shares	551	—
Cost of shares redeemed:
Class A Shares	(285,362)	(661,814)
Class C Shares	(32,619)	(234,101)
Class I Shares	(58,177,505)	(36,181,696)
Class T Shares	(20,033)	(55,160)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	54,328,368	119,487,605
Total Increase (Decrease) in Net Assets	88,189,571	49,936,682
Net Assets ($):
Beginning of Period	120,992,595	71,055,913
End of Period	209,182,166	120,992,595
Undistributed investment income—net	1,703,202	1,430,902

12

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Capital Share Transactions:
Class Ab
Shares sold	364,834	91,782
Shares issued for dividends reinvested	1,512	837
Shares redeemed	(33,020)	(60,723)
Net Increase (Decrease) in Shares Outstanding	333,326	31,896
Class C
Shares sold	32,520	13,120
Shares issued for dividends reinvested	26	75
Shares redeemed	(3,936)	(22,194)
Net Increase (Decrease) in Shares Outstanding	28,610	(8,999)
Class I
Shares sold	12,073,570	12,943,558
Shares issued for dividends reinvested	47,480	28,804
Shares redeemed	(6,735,619)	(3,867,608)
Net Increase (Decrease) in Shares Outstanding	5,385,431	9,104,754
Class Tb
Shares sold	—	5,875
Shares issued for dividends reinvested	63	—
Shares redeemed	(2,413)	(4,525)
Net Increase (Decrease) in Shares Outstanding	(2,350)	1,350

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	On the close of business on February 4, 2009, 2,414 Class T shares representing $20,033 were automatically converted to 2,316 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class A Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	8.43	13.72	12.50
Investment Operations:
Investment income—net[b]	.11	.09	.07
Net realized and unrealized
gain (loss) on investments	1.96	(5.28)	1.15
Total from Investment Operations	2.07	(5.19)	1.22
Distributions:
Dividends from investment income—net	(.09)	(.02)	—
Dividends from net realized gain on investments	—	(.08)	—
Total Distributions	(.09)	(.10)	—
Net asset value, end of period	10.41	8.43	13.72
Total Return (%)[c]	24.65[d]	(38.07)	9.76[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57[e]	1.43	1.75[e]
Ratio of net expenses to average net assets	1.49[e]	1.41	1.47[e]
Ratio of net investment income
to average net assets	2.54[e]	.79	.50[e]
Portfolio Turnover Rate	22.53[d]	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	4,859	1,126	1,396

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

14

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class C Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	8.32	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.06	.00[c]	(.04)
Net realized and unrealized
gain (loss) on investments	1.95	(5.24)	1.18
Total from Investment Operations	2.01	(5.24)	1.14
Distributions:
Dividends from investment income—net	(.01)	—	—
Dividends from net realized gain on investments	—	(.08)	—
Total Distributions	(.01)	(.08)	—
Net asset value, end of period	10.32	8.32	13.64
Total Return (%)[d]	24.15[e]	(38.58)	9.04[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.38[f]	2.24	2.50[f]
Ratio of net expenses to average net assets	2.25[f]	2.20	2.21[f]
Ratio of net investment income
(loss) to average net assets	1.31[f]	.03	(.31)[f]
Portfolio Turnover Rate	22.53[e]	13.18	13.34[e]
Net Assets, end of period ($ x 1,000)	540	197	445

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2009	Year Ended November 30,
Class I Shares	(Unaudited)	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	8.47	13.76	12.50
Investment Operations:
Investment income—net[c]	.11	.14	.11
Net realized and unrealized
gain (loss) on investments	1.98	(5.30)	1.15
Total from Investment Operations	2.09	(5.16)	1.26
Distributions:
Dividends from investment income—net	(.12)	(.05)	—
Dividends from net realized gain on investments	—	(.08)	—
Total Distributions	(.12)	(.13)	—
Net asset value, end of period	10.44	8.47	13.76
Total Return (%)	24.85[d]	(37.82)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08[e]	1.03	1.38[e]
Ratio of net expenses to average net assets	1.08[e,f]	1.02	1.16[e]
Ratio of net investment income
to average net assets	2.51[e]	1.19	.81[e]
Portfolio Turnover Rate	22.53[d]	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	203,784	119,650	69,201

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to pursue long-term total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggre-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official

18

closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	23,660,800	182,156,945	—	205,817,745
Other Financial
Instruments†	—	83,176	—	83,176
Liabilities ($)
Other Financial
Instruments†	—	(363)	—	(363)

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,939,230 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: ordinary income $734,156. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2009 was approximately $374,200 with a related weighted average annualized interest rate of 1.45%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $1,225 during the period ended May 31, 2009.

During the period ended May 31, 2009, the Distributor retained $390 from commissions earned on sales of the fund’s Class A shares.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2009, Class C and Class T shares were charged $1,340 and $9, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class C and Class T shares were charged $2,918, $447 and $9, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $1,091 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31,

24

2009, the fund was charged $109 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $82,395 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $133,956, Rule 12b-1 distribution plan fees $299, shareholder services plan fees $988, custodian fees $45,776, chief compliance officer fees $1,150 and transfer agency per account fees $246, which are offset against an expense reimbursement currently in effect in the amount of $798.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2009, redemption fees charged and retained by the fund amounted to $7,196.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended May 31, 2009, amounted to $71,588,591 and $30,671,259, respectively.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency

26

exchange contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at May 31, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
Expiring 6/2/2009	922,001	1,486,357	1,490,223	3,866
Euro,
Expiring 6/2/2009	767,723	1,080,801	1,085,336	4,535
Hong Kong Dollar,
Expiring 6/2/2009	17,438,421	2,249,829	2,249,466	(363)
Japanese Yen,
Expiring 6/2/2009	431,391,806	4,452,847	4,527,622	74,775
Gross unrealized
appreciation				83,176
Gross unrealized
depreciation				(363)

At May 31, 2009, accumulated net unrealized depreciation on investments was $11,899,364, consisting of $7,363,450 gross unrealized appreciation and $19,262,814 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

Dreyfus U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2009

BNY MELLON ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus U.S. Equity Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus U.S. Equity Fund, covering the 6-month period from December 1, 2008, through May 31, 2009.

The U.S. equities market went on a wild ride over the reporting period, with stocks plummeting in the fall of 2008 and rebounding strongly in the spring of 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, the market rebound between March 7 and May 31 proved to be one of the more robust in the history of the U.S. stock market.

These enormous swings leave investors to wonder if the equities market is forecasting sustainable economic improvement, or could this be a bear market rally where stocks reach such depressed levels that even the slightest hint of good news lifts prices. We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, Dreyfus U.S. Equity Fund’s Class A shares produced a return of 6.02%, Class C shares returned 5.60% and Class I shares returned 5.98%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International USA Index (the “MSCI USA Index”), produced a 4.40% return over the same period.2

The U.S. stock market proved highly volatile over the reporting period, as steep declines stemming from a severe recession and banking crisis early in the reporting period were offset by a sustained rally in the spring of 2009.The fund produced higher returns than its benchmark, primarily due to its focus on companies that we believed were prepared to weather the downturn successfully.

The Fund’s Investment Approach

The fund seeks long-term total return by investing in stocks of companies with any market capitalization that are located in the United States. When selecting stocks, we seek companies with fundamental strengths that indicate the potential for sustainable growth.Walter Scott focuses on individual stock selection through extensive fundamental research. We first select candidates for investment that meet certain broad absolute and trend criteria. Financial statements are restated in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook. Stocks are then selected whose expected growth rate is available at a reasonable valuation.

Late Market Rally Offset Earlier Slump

The U.S. stock market fell sharply over the first half of the reporting period, adding to earlier declines in the wake of the escalation of an

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ongoing credit crisis and the failures of some of the nation’s major financial institutions.The market’s credit-related struggles were intensified by a deepening recession as unemployment rates surged, housing markets struggled and consumer confidence plunged.

The recession and banking crisis were addressed aggressively by U.S. government and monetary authorities, as the Federal Reserve Board reduced interest rates and injected liquidity into their financial systems, and federal officials rescued a number of troubled corporations while enacting legislation to stimulate their economies. These measures bolstered investor sentiment, and the market rallied strongly over the reporting period’s second half. While some analysts reportedly have identified “green shoots” of incipient economic recovery, we have yet to see actual evidence of a sustainable rebound.

Defensive Posture Helped Fuel Outperformance

When the downturn intensified in the months before the start of the reporting period, we adopted a more defensive investment posture, emphasizing companies that appeared poised to survive a deep and prolonged recession. Consequently, our bottom-up approach to security selection proved to be a greater driver of the fund’s outperformance to its benchmark than our country or sector allocation strategies. Indeed, the fund experienced greater turnover of individual holdings during the reporting period than has historically been the norm, as we took advantage of opportunities to purchase shares of fundamentally strong companies at what we regarded as attractively low prices.

The fund received especially positive contributions to performance from the energy and industrials sectors. Industrial components producer Amphenol has been a consolidator in a highly fragmented and fast growing industry driven by electronics proliferation,the emerging markets and increased demand for integrated solutions. In the health care sector, biotechnology firm Genentech gained value after announcing that it had agreed to be acquired by German pharmaceutical developer Roche. Finally, ubiquitous coffee chain Starbucks advanced strongly as it rebounded from earlier weakness and took steps to control costs and close underperforming stores.

Although disappointments proved relatively mild over the past six months, some fund holdings lagged market averages. Health care equip-

4

ment provider Varian Medical Systems slumped due to concerns that the recession will dampen spending by hospitals on new equipment for cancer treatments. Retailing giant Wal-Mart Stores gave back some of its previous gains when investors turned away from relatively defensive companies as the market rallied. Industrial parts distributor Fastenal missed its quarterly earnings target and reported a double-digit decline in sales due to weak economic conditions.

Positioned for a Prolonged Downturn

In our view, the U.S. economy and banking system must address a number of issues before they can stage sustained and robust recoveries. Still, the financial markets are flowing more smoothly, as evidenced by improved liquidity and increased securities issuance, and U.S. monetary policy has been highly stimulative. Therefore, barring unexpected shocks, we expect meaningful signs of economic recovery to emerge over the next year. In the meantime, we remain watchful for bouts of renewed volatility in the U.S. stock markets.

Although we have maintained a fully invested posture, we have continued to focus on fundamentally strong businesses with the ability to weather the economic storm. In our judgment, such companies are likely to prosper during an eventual global economic rebound.

June 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International USA (MSCI USA) Index
is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.19	$ 11.02	$ 5.91
Ending value (after expenses)	$1,060.20	$1,056.00	$1,059.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.04	$ 10.80	$ 5.79
Ending value (after expenses)	$1,017.95	$1,014.21	$1,019.20

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half

6

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Common Stocks—98.1%	Shares	Value ($)
Consumer Goods—7.9%
Colgate-Palmolive	1,400	92,330
McDonald’s	1,400	82,586
PepsiCo	1,500	78,075
Procter & Gamble	1,600	83,104
		336,095
Consumer Services—16.0%
Kohl’s	2,220 [a]	94,283
Philip Morris International	2,000	85,280
Starbucks	8,200 [a]	117,998
SYSCO	3,500	83,860
TJX Cos.	3,700	109,187
Wal-Mart Stores	1,800	89,532
Walgreen	3,400	101,286
		681,426
Energy—11.1%
Anadarko Petroleum	1,780	85,048
Diamond Offshore Drilling	1,110	93,551
EOG Resources	1,360	99,538
Exxon Mobil	1,500	104,025
Occidental Petroleum	1,400	93,954
		476,116
Energy Services—7.0%
CARBO Ceramics	2,200	83,204
Helmerich & Payne	2,300	80,431
Schlumberger	2,350	134,491
		298,126
Health Care—18.9%
Abbott Laboratories	1,900	85,614
C.R. Bard	1,150	82,214
Covance	2,000 [a]	84,040
Gilead Sciences	1,800 [a]	77,580
Johnson & Johnson	1,400	77,224

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Medtronic	2,500	85,875
Pharmaceutical Product Development	3,500	70,105
Resmed	2,200 [a]	81,554
Stryker	2,200	84,568
Varian Medical Systems	2,200 [a]	78,672
		807,446
Industrial—15.5%
Boeing	1,600	71,760
C.H. Robinson Worldwide	1,600	81,312
Donaldson	2,500	84,225
Ecolab	2,400	89,640
Fastenal	2,900	96,338
Honeywell International	1,900	63,004
Rockwell Collins	2,300	97,566
United Technologies	1,500	78,915
		662,760
Technology—21.7%
Amphenol, Cl. A	3,500	116,865
Automatic Data Processing	2,500	95,025
Cisco Systems	5,000 [a]	92,500
Dolby Laboratories, Cl. A	2,500 [a]	90,150
FLIR Systems	3,800 [a]	85,348
Intel	5,700	89,604
Microsoft	4,700	98,183
Oracle	4,700	92,073
Paychex	2,900	79,373
QUALCOMM	2,000	87,180
		926,301
Total Common Stocks
(cost $5,146,365)		4,188,270

8

Other Investment—7.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $305,000)	305,000 [b]	305,000

Total Investments (cost $5,451,365)	105.2%	4,493,270
Liabilities, Less Cash and Receivables	(5.2%)	(223,031)
Net Assets	100.0%	4,270,239

a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	21.7	Consumer Goods	7.9
Health Care	18.9	Money Market Investment	7.1
Consumer Services	16.0	Energy Services	7.0
Industrial	15.5
Energy	11.1		105.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		5,146,365	4,188,270
Affiliated issuers		305,000	305,000
Cash			5,764
Dividends and interest receivable			6,783
Receivable for shares of Capital Stock subscribed			943
Prepaid expenses			25,560
Due from The Dreyfus Corporation and affiliates—Note 3(c)			10,724
			4,543,044
Liabilities ($):
Payable for investment securities purchased			248,239
Accrued expenses			24,566
			272,805
Net Assets ($)			4,270,239
Composition of Net Assets ($):
Paid-in capital			5,406,732
Accumulated undistributed investment income—net			5,735
Accumulated net realized gain (loss) on investments			(184,133)
Accumulated net unrealized appreciation
(depreciation) on investments			(958,095)
Net Assets ($)			4,270,239

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,139,362	407,551	723,326
Shares Outstanding	325,508	42,440	74,960
Net Asset Value Per Share ($)	9.64	9.60	9.65

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	36,772
Affiliated issuers	110
Total Income	36,882
Expenses:
Management fee—Note 3(a)	14,043
Registration fees	43,429
Auditing fees	21,138
Shareholder servicing costs—Note 3(c)	4,647
Prospectus and shareholders’ reports	2,290
Distribution fees—Note 3(b)	1,855
Custodian fees—Note 3(c)	1,414
Directors’ fees and expenses—Note 3(d)	473
Legal fees	207
Loan commitment fees—Note 2	17
Miscellaneous	32,543
Total Expenses	122,056
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(94,346)
Less—reduction in fees due to earnings credits—Note 1(b)	(12)
Net Expenses	27,698
Investment Income—Net	9,184
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(119,036)
Net unrealized appreciation (depreciation) on investments	330,806
Net Realized and Unrealized Gain (Loss) on Investments	211,770
Net Increase in Net Assets Resulting from Operations	220,954

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008[b]
Operations ($):
Investment income—net	9,184	5,843
Net realized gain (loss) on investments	(119,036)	(65,097)
Net unrealized appreciation
(depreciation) on investments	330,806	(1,288,901)
Net Increase (Decrease) in Net Assets
Resulting from Operations	220,954	(1,348,155)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,282)	—
Class I Shares	(1,800)	—
Class T Shares	(520)	—
Total Dividends	(10,602)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	360,593	3,561,934
Class C Shares	168,000	510,157
Class I Shares	325,000	500,000
Class T Shares	—	500,000
Dividends reinvested:
Class A Shares	162	—
Cost of shares redeemed:
Class A Shares	(10,604)	—
Class C Shares	(150,000)	—
Class T Shares	(357,200)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	335,951	5,072,091
Total Increase (Decrease) in Net Assets	546,303	3,723,936
Net Assets ($):
Beginning of Period	3,723,936	—
End of Period	4,270,239	3,723,936
Undistributed investment income—net	5,735	7,153

12

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008[b]
Capital Share Transactions:
Class Ac
Shares sold	40,394	286,338
Shares issued for dividends reinvested	18	—
Shares redeemed	(1,242)	—
Net Increase (Decrease) in Shares Outstanding	39,170	286,338
Class C
Shares sold	17,834	41,108
Shares redeemed	(16,502)	—
Net Increase (Decrease) in Shares Outstanding	1,332	41,108
Class I
Shares sold	34,960	40,000
Class Tc
Shares sold	—	40,000
Shares redeemed	(40,000)	—
Net Increase (Decrease) in Shares Outstanding	(40,000)	40,000

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	From May 30, 2008 (commencement of operations) to November 30, 2008.
c	On the close of business on February 4, 2009, 40,000 Class T shares representing $357,200 were automatically converted to 40,000 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2009	Year Ended
Class A Shares	(Unaudited)	November 30, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.14	12.50
Investment Operations:
Investment income—net[b]	.03	.02
Net realized and unrealized
gain (loss) on investments	.50	(3.38)
Total from Investment Operations	.53	(3.36)
Distributions:
Dividends from investment income—net	(.03)	—
Net asset value, end of period	9.64	9.14
Total Return (%)[c,d]	6.02	(26.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	6.42	5.54
Ratio of net expenses to average net assets[e]	1.40	1.40
Ratio of net investment income
to average net assets[e]	.56	.33
Portfolio Turnover Rate[d]	14.86	7.98
Net Assets, end of period ($ x 1,000)	3,139	2,618

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

14

	Six Months Ended
	May 31, 2009	Year Ended
Class C Shares	(Unaudited)	November 30, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.11	12.50
Investment Operations:
Investment (loss)—net[b]	(.00)[c]	(.02)
Net realized and unrealized
gain (loss) on investments	.49	(3.37)
Total from Investment Operations	.49	(3.39)
Net asset value, end of period	9.60	9.11
Total Return (%)[d,e]	5.60	(27.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	7.65	6.30
Ratio of net expenses to average net assets[f]	2.15	2.14
Ratio of net investment (loss)
to average net assets[f]	(.10)	(.41)
Portfolio Turnover Rate[e]	14.86	7.98
Net Assets, end of period ($ x 1,000)	408	374

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2009	Year Ended
Class I Shares	(Unaudited)	November 30, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.16	12.50
Investment Operations:
Investment income—net[b]	.03	.03
Net realized and unrealized
gain (loss) on investments	.51	(3.37)
Total from Investment Operations	.54	(3.34)
Distributions:
Dividends from investment income—net	(.05)	—
Net asset value, end of period	9.65	9.16
Total Return (%)[c]	5.98	(26.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	6.15	5.25
Ratio of net expenses to average net assets[d]	1.15	1.14
Ratio of net investment income
to average net assets[d]	.61	.59
Portfolio Turnover Rate[c]	14.86	7.98
Net Assets, end of period ($ x 1,000)	723	366

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective seeks long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

As of May 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares and 40,000 Class C and Class I shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is avail-

18

able. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	4,493,270	—	—	4,493,270
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

20

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $47,276 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended May 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $94,346 during the period ended May 31, 2009.

22

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2009, Class C and Class T shares were charged $1,693 and $162, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class C and Class T shares were charged $3,461, $564 and $162, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $181 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2009, the fund was charged $12 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $1,414 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $16,727, which is offset by management fees $2,602, Rule 12b-1 distribution plan fees $255, shareholder services plan fees $740, custodian fees $1,216, chief compliance officer fees $1,150 and transfer agency per account fees $40.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2008, amounted to $924,215 and $540,776, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments

24

and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At May 31, 2009, accumulated net unrealized depreciation on investments was $958,095, consisting of $22,396 gross unrealized appreciation and $980,491 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

For More Information

Dreyfus
U.S. Equity Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPUAX	Class C: DPUCX	Class I: DPUIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2009, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

6011SA0509

Dreyfus Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
26	Information About the Review and Approval of the Fund’s Management Agreement, Portfolio Allocation Management Agreement, and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Select Managers Small Cap Value Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the period from December 17, 2008, the fund’s inception, through May 31, 2009.

The U.S. equities market went on a wild ride over the reporting period, with stocks plummeting in the fall of 2008 and rebounding strongly in the spring of 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, the market rebound between March 7 and May 31 proved to be one of the more robust in the history of the U.S. stock market.

These enormous swings leave investors to wonder if the equities market is forecasting sustainable economic improvement, or could this be a bear market rally where stocks reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Allocation Managers. Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 17, 2008, the fund’s inception, through May 31, 2009, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers

Fund and Market Performance Overview

For the period from December 17, 2008, through May 31, 2009, Dreyfus Select Managers Small Cap Value Fund’s Class A shares produced a total return of 3.84%, Class C shares returned 3.52% and Class I shares returned 3.92%.1 In comparison, the Russell 2000Value Index (the “Index”), the fund’s benchmark Index, achieved a total return of –1.55% for the same period.2

Small-cap stocks experienced a major market decline followed by a major market rally over the reporting period amid a prolonged recession and a severe banking crisis. Losses incurred by small-cap stocks early in the reporting period (12/17/08 – 3/9/09) were offset to an extent by gains from a subsequent rally during the second half of the reporting period (3/10/09 – 5/31/09). Overall, the fund outperformed its benchmark despite this economic environment, largely due to each sub-adviser’s significantly underweight position in financials, the worst performing small-cap market sector during the reporting period.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s goal.We monitor and evaluate the performance of the sub-advisers and will recommend any changes based on our evaluations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s assets currently are allocated among three sub-advisers, each acting independently of one another and using its own methodology to select individual investments. Currently 40% of the fund’s assets are allocated to Thompson, Siegel and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Another 40% are allocated to Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic val-ues.The remaining 20% of the fund’s assets are allocated to Riverbridge Partners, LLC, which focuses on companies that are building their earnings power and intrinsic value over long periods of time.

Small-Cap Stocks Regained Lost Ground by the End of the Reporting Period

As the small-cap stock market declined during the first half of the reporting period (through 3/9/09), lower-quality (e.g. highly leveraged, cyclical oriented and credit-sensitive companies) fell most; the fund (–27%) outperformed the Index (–33%). During the second half of the reporting period (from 3/10/09), when the stock market experienced a sharp rebound, it was these lower quality equities that led. Consequently, the fund returned 43% while the Index achieved 48% during the latter half of the reporting period. Our higher quality portfolio emphasis held us back during the junk-led, more speculative snapback from the March 9 market low.

Our Investment Strategies Helped the Fund’s Outperformance

One of the key drivers of the fund’s performance during the reporting period was our underweighting in financials, the single worst performing sector. Most notably, the fund was relatively underexposed to banks, insurers and investment firms that were severely punished in the financial crisis.The fund’s relative performance was also positively impacted by an underweighted exposure in the second worst performing sector, utilities, and an overweighting in consumer discretionary, the second best Index sector.As consumers began trading down, the fund’s sub-advisers focused on retailers, restaurants and other companies poised to benefit from greater cost-consciousness among consumers. Consumer discretionary holdings such as Cheesecake Factory, Big Lots, Jo-Ann Stores, and Cracker Barrell benefited from this trend.

While our investment strategies were successful in this economic environment, there were a few individual holdings that hindered the fund’s performance.Technology sector holding Comtech Telecommunication, a satellite company, was down significantly, which hurt the fund’s perfor-mance.The company sank due to a delay in some government contracts. In addition, Heartland Payment Systems, a banking and credit card company, was down substantially due to a security breach in its processing system.As a result, the fund sold its position in this holding.

Areas of Opportunity in the Investment Landscape

We believe higher-quality stocks will narrow the performance gap over the foreseeable future. Consistent with this view, the fund’s sub-advisers have established overweight exposure in the information technology and health care sectors.We think higher-quality stocks will take the lead once some of these low-quality stocks approach unattractive valuation levels.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 17, 2008 (commencement of operations) to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.49	$ 9.95	$ 5.33
Ending value (after expenses)	$1,038.40	$1,035.20	$1,039.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009††
	Class A	Class C	Class I
Expenses paid per $1,000†††	$ 7.04	$ 10.80	$ 5.79
Ending value (after expenses)	$1,017.95	$1,014.21	$1,019.20

†	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on December 17, 2008, the
“Hypothetical” expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period December 1,
2008 to May 31, 2009.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Common Stocks—95.5%	Shares	Value ($)
Consumer Discretionary—14.2%
America’s Car-Mart	2,500 [a]	40,875
Big Lots	1,675 [a]	38,542
Brink’s Home Security Holdings	2,100 [a]	60,480
California Pizza Kitchen	2,600 [a]	36,270
Carter’s	1,300 [a]	30,745
Cheesecake Factory	3,000 [a]	51,330
Cracker Barrel Old Country Store	1,600	50,272
CSS Industries	4,200	76,440
Delta Apparel	5,990 [a]	46,123
Drew Industries	3,425 [a]	49,149
Ethan Allen Interiors	3,200	39,232
Gentex	11,775	138,827
Hawk, Cl. A	6,210 [a]	82,903
Interval Leisure Group	12,750 [a]	122,018
Jack in the Box	2,700 [a]	71,010
JAKKS Pacific	2,500 [a]	31,875
Jo-Ann Stores	3,100 [a]	66,991
JoS. A. Bank Clothiers	2,100 [a]	79,485
Lifetime Brands	3,925	13,149
LKQ	4,175 [a]	63,836
Monro Muffler	3,275	87,508
Movado Group	4,500	34,110
Nobel Learning Communities	3,625 [a]	42,739
Peet’s Coffee & Tea	2,000 [a]	52,180
Universal Technical Institute	5,650 [a]	78,591
Williams-Sonoma	2,900	37,526
WMS Industries	2,000 [a]	70,940
		1,593,146
Consumer Staples—3.4%
Casey’s General Stores	1,800	45,414
Chattem	800 [a]	47,784
Flowers Foods	3,900	82,563
Hain Celestial Group	1,800 [a]	30,906
Pantry	2,700 [a]	53,784
Ruddick	900	22,644

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
United Natural Foods	3,600 [a]	81,828
USANA Health Sciences	525 [a]	13,923
		378,846
Energy—5.2%
Arena Resources	2,650 [a]	94,923
Bristow Group	1,500 [a]	47,445
GMX Resources	3,300 [a]	58,311
Gulfport Energy	8,675 [a]	53,958
Holly	2,200	53,218
Matrix Service	3,300 [a]	37,356
McMoRan Exploration	7,700 [a]	52,206
Northern Oil and Gas	7,200 [a]	56,952
SEACOR Holdings	550 [a]	42,025
Smith International	600	17,514
Whiting Petroleum	1,650 [a]	77,319
		591,227
Financial—16.7%
BioMed Realty Trust	2,600	25,558
Bryn Mawr Bank	2,800	50,820
Capstead Mortgage	4,600	54,878
Cash America International	2,800	64,456
City Holding	2,000	63,480
Endurance Specialty Holdings	2,300	63,181
EZCORP, Cl. A	4,300 [a]	52,245
First Cash Financial Services	3,900 [a]	58,929
First Financial Bancorp	5,325	45,422
First Financial Bankshares	1,000	48,830
FirstMerit	1,711	29,796
FPIC Insurance Group	1,100 [a]	32,714
Hallmark Financial Services	7,690 [a]	53,523
Hancock Holding	975	34,057
Harleysville Group	900	26,361
Horace Mann Educators	4,600	41,538
IBERIABANK	1,300	56,576
Investment Technology Group	2,300 [a]	47,840
KBW	1,975 [a]	51,409

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
LaSalle Hotel Properties	1,000	13,680
Max Capital Group	3,900	61,659
Navigators Group	700 [a]	30,618
Ocwen Financial	7,400 [a]	92,352
Omega Healthcare Investors	5,700	91,029
Platinum Underwriters Holdings	2,200	63,426
Portfolio Recovery Associates	2,000 [a]	71,940
PS Business Parks	700	31,409
Selective Insurance Group	3,400	44,914
Sterling Bancorp	5,000	45,900
Sterling Bancshares	16,725	106,036
Suffolk Bancorp	2,075	54,158
SVB Financial Group	800 [a]	21,560
Tower Group	1,700	40,613
Trustco Bank	4,475	25,239
United Financial Bancorp	3,350	41,808
Walter Investment Management	8,200 [a]	110,700
World Acceptance	1,400 [a]	28,042
		1,876,696
Health Care—12.5%
Abaxis	1,700 [a]	29,733
Allscripts-Misys Healthcare Solutions	4,100	52,931
Amedisys	1,100 [a]	33,462
AmSurg	2,700 [a]	50,436
AngioDynamics	4,600 [a]	56,442
BioScrip	9,100 [a]	38,220
Cepheid	6,000 [a]	60,600
Chemed	2,100	80,367
Computer Programs & Systems	1,600	54,720
Haemonetics	1,500 [a]	79,845
Hanger Orthopedic Group	3,000 [a]	44,100
Health Management Associates, Cl. A	9,100 [a]	52,871
Hill-Rom Holdings	2,800	45,220
IPC The Hospitalist	1,500 [a]	37,350
Kendle International	2,100 [a]	21,840
Medicis Pharmaceutical, Cl. A	2,400	37,728

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
MEDNAX	1,550 [a]	62,775
MEDTOX Scientific	1,175 [a]	10,446
Molina Healthcare	3,300 [a]	79,002
Neogen	2,675 [a]	58,957
Questcor Pharmaceuticals	8,500 [a]	36,210
RehabCare Group	4,800 [a]	104,736
Somanetics	3,250 [a]	54,632
SurModics	800 [a]	15,816
SXC Health Solutions	3,000 [a]	74,580
Techne	1,000	60,270
Vital Images	6,400 [a]	74,624
		1,407,913
Industrial—19.2%
Aaon	2,975	61,880
American Science & Engineering	800	50,024
ATC Technology	2,990 [a]	43,594
Atlas Air Worldwide Holdings	1,500 [a]	38,820
Beacon Roofing Supply	3,900 [a]	56,550
CBIZ	8,000 [a]	57,840
CDI	6,875	77,206
Cornell	2,500 [a]	42,450
CoStar Group	900 [a]	32,085
Curtiss-Wright	1,700	49,776
Dynamex	1,400 [a]	21,728
Force Protection	7,350 [a]	63,430
Forward Air	1,500	31,980
G & K Services, Cl. A	1,450	31,088
GATX	1,600	40,288
GeoEye	2,600 [a]	55,796
Hexcel	7,250 [a]	77,502
Innerworkings	3,800 [a]	17,708
K-Tron International	1,060 [a]	91,361
Kirby	2,255 [a]	75,813
LaBarge	7,050 [a]	53,580
Ladish	7,125 [a]	84,004
Layne Christensen	2,200 [a]	47,036

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Lydall	26,100 [a]	96,309
McGrath Rentcorp	6,075	110,322
Mobile Mini	1,800 [a]	22,698
Orbital Sciences	3,700 [a]	54,464
Orion Marine Group	2,200 [a]	46,376
Resources Connection	3,850 [a]	71,341
Ritchie Brothers Auctioneers	1,700	38,930
Rollins	5,000	83,550
School Specialty	3,000 [a]	57,060
Standex International	7,900	80,422
Sterling Construction	2,000 [a]	34,200
Team	2,800 [a]	39,620
Thermadyne Holdings	23,755 [a]	99,533
Ultralife	7,550 [a]	52,397
Woodward Governor	3,675	75,448
		2,164,209
Information Technology—15.6%
ACI Worldwide	2,300 [a]	34,293
Actuate	9,700 [a]	46,948
ANSYS	900 [a]	26,874
Astro-Med	4,700	29,328
Cabot Microelectronics	1,250 [a]	34,938
Cass Information Systems	1,400	43,652
Comtech Telecommunications	2,100 [a]	61,194
Concur Technologies	900 [a]	26,550
CSG Systems International	2,850 [a]	39,245
DealerTrack Holdings	2,800 [a]	40,180
Digi International	6,350 [a]	54,991
Echelon	3,100 [a]	22,723
Euronet Worldwide	1,500 [a]	23,940
F5 Networks	1,650 [a]	52,404
FARO Technologies	1,450 [a]	22,373
Forrester Research	1,800 [a]	41,706
Guidance Software	2,800 [a]	8,960
Hutchinson Technology	30,075 [a]	63,458
Integral Systems	3,800 [a]	28,880

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Manhattan Associates	1,900 [a]	33,421
MAXIMUS	1,200	47,880
Napco Security Technologies	2,300 [a]	3,312
National Instruments	3,375	71,584
NCI, Cl. A	1,900 [a]	47,804
Net 1 UEPS Technologies	3,900 [a]	47,619
Power Integrations	2,100	46,326
Rudolph Technologies	1,575 [a]	6,977
Semtech	4,650 [a]	74,819
SkillSoft, ADR	6,200 [a]	50,654
Spectrum Control	3,500 [a]	28,770
SPSS	2,000 [a]	66,740
Stratasys	2,750 [a]	28,765
Tekelec	3,900 [a]	63,687
TeleCommunication Systems, Cl. A	4,400 [a]	32,868
TIBCO Software	6,300 [a]	41,769
TNS	2,700 [a]	50,895
Ultimate Software Group	2,600 [a]	52,806
United Online	13,150	84,160
Verint Systems	2,250 [a]	19,170
Vishay Intertechnology	26,750 [a]	147,928
		1,750,591
Materials—6.3%
Arch Chemicals	4,500	126,450
Bemis	1,900	47,671
Commercial Metals	4,850	82,305
KapStone Paper and Packaging	18,625 [a]	79,156
Landec	3,900 [a]	26,520
LSB Industries	1,200 [a]	20,100
Mercer International	44,875 [a]	42,631
Olin	2,800	37,408
Royal Gold	1,200	55,884
Solutia	25,700 [a]	125,930
Thompson Creek Metals Company	3,800 [a]	36,480
Zoltek Cos.	2,700 [a]	26,730
		707,265

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services—1.4%
D&E Communications	3,789	36,943
Premiere Global Services	5,175 [a]	61,945
Syniverse Holdings	4,000 [a]	59,800
		158,688
Utilities—1.0%
Cleco	3,300	67,518
El Paso Electric	3,700 [a]	48,988
		116,506

Total Investments (cost $9,748,211)	95.5%	10,745,087
Cash and Receivables (Net)	4.5%	502,939
Net Assets	100.0%	11,248,026

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	19.2	Energy	5.2
Financial	16.7	Consumer Staples	3.4
Information Technology	15.6	Telecommunication Services	1.4
Consumer Discretionary	14.2	Utilities	1.0
Health Care	12.5
Materials	6.3		95.5

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		9,748,211	10,745,087
Cash			546,537
Receivable for investment securities sold			43,839
Receivable for shares of Common Stock subscribed			25,000
Dividends and interest receivable			5,752
Prepaid expenses			78,224
Due from The Dreyfus Corporation and affiliates—Note 3(c)			7,377
			11,451,816
Liabilities ($):
Payable for investment securities purchased			171,770
Accrued expenses			32,020
			203,790
Net Assets ($)			11,248,026
Composition of Net Assets ($):
Paid-in capital			10,404,344
Accumulated undistributed investment income—net			4,583
Accumulated net realized gain (loss) on investments			(157,777)
Accumulated net unrealized appreciation
(depreciation) on investments			996,876
Net Assets ($)			11,248,026

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	5,271,831	517,530	5,458,665
Shares Outstanding	406,069	40,000	420,096
Net Asset Value Per Share	12.98	12.94	12.99

See notes to financial statements.

STATEMENT OF OPERATIONS
From Deceber 17 , 2008 (commencement
of operations) to May 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $68 foreign taxes withheld at source)	52,374
Expenses:
Management fee—Note 3(a)	31,414
Prospectus and shareholders’ reports	32,663
Auditing fees	23,575
Registration fees	20,242
Custodian fees—Note 3(c)	15,843
Shareholder servicing costs—Note 3(c)	6,078
Legal fees	2,000
Distribution fees—Note 3(b)	1,599
Directors’ fees and expenses—Note 3(d)	572
Miscellaneous	10,318
Total Expenses	144,304
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(96,507)
Less—reduction in fees due to earnings credits—Note 1(b)	(6)
Net Expenses	47,791
Investment Income—Net	4,583
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(157,777)
Net unrealized appreciation (depreciation) on investments	996,876
Net Realized and Unrealized Gain (Loss) on Investments	839,099
Net Increase in Net Assets Resulting from Operations	843,682

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS
From Deceber 17 , 2008 (commencement
of operations) to May 31, 2009 (Unaudited)

Operations ($):
Investment income—net	4,583
Net realized gain (loss) on investments	(157,777)
Net unrealized appreciation (depreciation) on investments	996,876
Net Increase (Decrease) in Net Assets Resulting from Operations	843,682
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,060,000
Class C Shares	500,000
Class I Shares	4,897,984
Cost of shares redeemed:
Class I Shares	(53,640)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	10,404,344
Total Increase (Decrease) in Net Assets	11,248,026
Net Assets ($):
Beginning of Period	—
End of Period	11,248,026
Undistributed investment income—net	4,583
Capital Share Transactions (Shares):
Class A
Shares sold	406,069
Class C
Shares sold	40,000
Class I
Shares sold	424,843
Shares redeemed	(4,747)
Net Increase (Decrease) in Shares Outstanding	420,096

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 17, 2008 (commencement of operations) to May 31, 2009. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	.01	(.03)	.01
Net realized and unrealized
gain (loss) on investments	.47	.47	.48
Total from Investment Operations	.48	.44	.49
Net asset value, end of period	12.98	12.94	12.99
Total Return (%)[b]	3.84[c]	3.52[c]	3.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	4.02	4.77	4.24
Ratio of net expenses to average net assets[d]	1.40	2.15	1.15
Ratio of net investment income (loss)
to average net assets[d]	.20	(.55)	.13
Portfolio Turnover Rate[b]	27.77	27.77	27.77
Net Assets, end of period ($ x 1,000)	5,272	518	5,459

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund, which commenced operations on December 17, 2008.The fund’s investment objective seeks capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”) is a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. EACM has currently selected Thompson, Seigel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”) and Riverbridge Partners, LLC (“Riverbridge”) as the fund’s sub-investment advisers.The fiscal year end of the fund is November 30.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 400,000 Class A shares and 40,000 Class C and Class I shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	10,745,087	—	—	10,745,087
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended May 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2010, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $96,507 during the period ended May 31, 2009.

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus, TS&W, Walthausen and Riverbridge, each Sub-Investment Advisory Agreement will continue until November 30, 2010. Dreyfus pays TS&W,Walthausen and Riverbridge a monthly fee at an annual percentage of the fund’s average daily net assets. The initial percentages of fund’s assets allocated to TS&W, Walthausen and Riverbridge is 40%, 40% and 20%, respectively.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2009, Class C shares were charged $1,599 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A and Class C shares were charged $5,380 and $533, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $84 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $6 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $15,843 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $25,025, which is offset by management fees $8,171, Rule 12b-1 distribution plan fees $324, shareholder services plan fees $1,207, custodian fees $6,780, chief compliance officer fees $1,150 and transfer agency per account fees $16.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2009, amounted to $11,994,056 and $2,088,067, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At May 31, 2009, accumulated net unrealized appreciation on investments was $996,876, consisting of $1,421,178 gross unrealized appreciation and $424,302 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT, PORTFOLIO
ALLOCATION MANAGEMENT AGREEMENT, AND
SUB-INVESTMENT ADVISORY AGREEMENTS

At a meeting of the fund’s Board of Directors held on December 11, 2008, the Board considered, through the initial renewal date of November 30, 2010, the initial approval of (a) the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services; (b) the Manager’s Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM, pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) the Manager’s separate Sub-Investment Advisory Agreements with each of Thomson, Siegel & Walmsley, LLC, Walthausen & Co., LLC, and Riverbridge Partners, LLC (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser would serve as initial sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services to be provided to the fund and discussed the nature, extent, and quality of the services provided to the fund by Dreyfus pursuant to the fund’s Management Agreement, by EACM pursuant to the Allocation Agreement, and by the Sub-Advisers pursuant to the Dreyfus’ separate Sub-Investment Advisory Agreements with each. The Manager’s representatives noted the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board noted that, as a new fund, the fund did not have any assets or open accounts.

The Board members also considered the Manager’s and each Sub-Adviser’s research and portfolio management capabilities, EACM’s history and experience at selecting and evaluating investment managers, and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure, as well as the Manager’s supervisory activities over EACM and each Sub-Adviser.

Comparative Analysis of the Fund’s Proposed Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance or actual expense ratio. The Board discussed with representatives of the Manager and EACM the investment strategies to be employed by each Sub-Adviser in the management of its portion of the fund’s assets.The Board members noted each Sub-Adviser’s reputation and experience with respect to small cap value equity investing, the individual portfolio managers’ experience in selecting domestic small cap value stocks, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers.

The Board members discussed the fund’s management fee, portfolio allocation fee, and sub-advisory fees, and anticipated expense ratio and compared them to the range of management fees and expense ratios for the funds in the Lipper Small Cap Value Funds category. The Board members noted that the proposed management fee for the fund was

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AGREEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AGREEMENT, AND SUB-INVESTMENT ADVISORY AGREEMENTS

higher than the average and median management fee for all funds reported in the Lipper category, but that the fund’s proposed management fee was lower than the average for, and at the median of, the group of “multi-manager” funds, like the fund, reported in the Lipper category.

Representatives of the Manager reviewed with the Board members the fees paid to affiliates of the Manager that manage funds reported in the same Lipper category as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the fees charged to institutional separate accounts managed by each Sub-Adviser (the “Institutional Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) that have similar investment objectives and policies as the fund. Neither the Manager nor EACM manage any small cap value institutional separate accounts or wrap fee accounts. The Manager’s and EACM’s representatives explained the nature of each Similar Account and the differences, (for the Institutional Accounts from each Sub-Adviser’s perspective (as applicable)), in providing services to the Institutional Accounts as compared to the fund. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s proposed management fee, portfolio allocation management fee, and each sub-advisory fee.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manager, EACM, or each Sub-Adviser from acting in their respective capacities, and noted the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management agreement. Since the Manager, and not the fund, will pay EACM and each Sub-Adviser pursuant to the Allocation Agreement and Sub-Investment Advisory Agreements, respectively, the Board did not consider EACM’s and each Sub-Adviser’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the fund’s Management Agreement, Allocation Agreement and the Sub-Investment Advisory Agreements. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate. The Board considered Dreyfus’ overall equity management experience, EACM experience and reputation with respect to multi-manager strategies, EACM’s recommendation to engage the Sub-Advisers, and each Sub-Adviser’s experience and record in managing small cap value equity assets.
  The Board noted that since the fund had not commenced opera- tions, it had no performance to measure and thus performance was not a factor.
  The Board concluded that the fee to be paid to Dreyfus by the Fund was reasonable in light of the services provided, comparative expense and advisory fee information, and benefits anticipated to be derived by Dreyfus, or EACM from its relationship with the Fund, and that the separate fees to be paid by Dreyfus to EACM and to the Sub-Advisers are reasonable and appropriate.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement, the Allocation Agreement, and each Sub-Investment Advisory Agreement with the respective Sub-Adviser, was in the best interests of the fund.

The Fund 29

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)